Purchases and other expenses - Other operating expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Allowances and losses on trade receivables - telecom activities	€ (102)	€ (74)
Litigation	71	(41)
Cost of bank credit risk	(33)	(23)
Operating foreign exchange gains (losses)	(19)	(12)
Acquisition and integration costs	(16)	(7)
Expenses from universal service	(14)	(14)
Other expenses	(37)	(60)
Total other operating expenses	(150)	€ (231)
Digicel, anti-competitive practices action
Disclosure of operating segments [line items]
Reversal of provision	€ 97